Expense Example - NEW ECONOMY FUND	Jan. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 644
Expense Example, with Redemption, 3 Years	792
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	1,418
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	424
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	1,248
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,562
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,324
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,192
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,134
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689